                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07683

                       Morgan Stanley Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
   (Address of principal executive offices)                           (Zip code)

Ronald E. Robison

              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2007

Date of reporting period: January 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Special Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended January 31, 2007

TOTAL RETURN FOR THE 6 MONTHS ENDED JANUARY 31, 2007

                                                  RUSSELL             LIPPER
                                                  2000(R)          SMALL-CAP
                                                    VALUE              VALUE
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     FUNDS INDEX(2)
  16.51%      16.01%      16.06%      16.64%      15.08%             14.09%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

Although the six-month reporting period began with some turbulence, the stock market recovered and produced a strong return for the period overall. The summer months in 2006 were especially volatile for stocks, which faced downward pressure from recessionary fears, potentially rising inflation, declining retail sales, weakening housing data, spiking oil prices and geopolitical tensions in the Middle East.

Early in the third quarter, however, many of the uncertainties that had been overhanging the market began to ease, and investor sentiment became more positive. The Federal Open Market Committee (the "Fed") discontinued its rate increases for the remainder of 2006. Oil prices declined from their July record levels as the Israeli-Hezbollah conflict reached a peaceful accord and the U.S. hurricane season appeared to be relatively quiet. Gasoline prices also fell, providing some relief to consumers and buoying retail sales. Corporate earnings reports, on the whole, had continued to be solid throughout 2006, and merger-and-acquisition and corporate restructuring activity continued at a very robust pace. Yet, evidence of a slowing economy persisted: housing trends continued to show weakness, and third quarter gross domestic product (GDP) growth came in below expectations. Nonetheless, in the final months of 2006, stabilizing economic data bolstered the belief that a "soft landing" had taken place -- in other words, the Fed was able to moderate the pace of economic growth without causing a recession.

After their strong run-up in the fourth quarter of 2006, stocks appeared to have little room to grow in early 2007, although economic news was generally positive during the month of January. Payroll, jobs growth, and consumer sentiment data were well received, and fourth quarter GDP exceeded expectations. Oil prices continued to fall and commodity prices for other raw materials also retreated. For those companies that had reported quarterly earnings prior to the end of the reporting period, many were able to meet investors' expectations. Finally, the Fed left the federal funds rate unchanged in its January meeting and in its official statement began to suggest a more upbeat view of the economy.

Within the Russell 2000(R) Value Index, consumer-related sectors performed very well, led by the consumer staples and retail sectors. Relief in gasoline prices, driven by declining oil prices, and improving consumer confidence helped retail sales data to recover with unexpected strength. The basic resources sector also had a robust gain, primarily due to strength in the basic chemicals and containers industries. Easing commodity prices during the period translated to lower input costs (or the cost of raw materials used in production), which was beneficial for basic resources companies' profit margins.

However, the energy sector had a negative return during the period, as the stocks were perceived as less favorable in an environment of falling oil prices. The utilities and financial services sectors were also among the Russell 2000 Value Index's bottom three performing groups, although both sectors had positive returns. The lagging performance of the utilities sector seemed largely driven by a shift in investor preference. Utilities stocks had performed well for part of the year in 2006, and in fourth quarter's strong rally, investors may have rotated away from the utility sector in search of higher returns elsewhere. In the financials sector, banks were a drag on returns. For most of the period, the yield curve remained inverted, which meant the yield on short-term bonds was higher than the yield on long-term bonds. This environment is especially challenging for banks, whose profit margins depend directly on the spread between the yields.

PERFORMANCE ANALYSIS

Morgan Stanley Special Value Fund outperformed the Russell 2000(R) Value Index and the Lipper Small-Cap Value Funds Index for the six months ended January 31, 2007, assuming no deduction of applicable sales charges.

Stock selection in the heavy industry/transportation sector contributed to the Fund's outperformance relative to the Russell 2000 Value Index during the period. The sector represents a broad group of industries, but the Fund's holdings in machinery, business services and miscellaneous industrials proved especially beneficial. In the health care sector, stock selection in the health care services and medical technology industries bolstered the Fund's performance relative to the Russell 2000 Value Index. An underweight allocation in the financial services sector, which was among the sectors with the smallest gains in the Russell 2000 Value Index, was also a source of added value for the Fund's relative return.

In contrast, other holdings proved detrimental to the Fund's performance relative to the Russell 2000 Value Index during the period. Among the Fund's areas of weakness was the consumer staples sector. The Fund owned only a few holdings, but our selection of stocks was unable to keep pace with the very strong returns of the sector overall. The telecommunication services sector was only represented by a single holding in the Fund's portfolio, and its performance lagged behind the returns of the telecom stocks in the Russell 2000 Value Index. Additionally, stock selection in the energy sector, which included the Fund's holdings in exploration and production companies and equipment and services companies, detracted from results due to individual company-specific factors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   ACCO Brands Corp.                                    3.3%
   Belden CDT Inc.                                      3.1
   DRS Technologies, Inc.                               3.0
   MAXIMUS, Inc.                                        2.5
   Apria Healthcare Group, Inc.                         2.3
   Electronics For Imaging, Inc.                        1.9
   MSC. Software Corp.                                  1.8
   United America Indemnity, Ltd. (Class A)
    (Cayman Islands)                                    1.8
   Bio-Rad Laboratories, Inc. (Class A)                 1.7
   Max Re Capital Ltd. (Bermuda)                        1.7

   TOP FIVE INDUSTRIES
   Miscellaneous Commercial Services                    8.9%
   Aerospace & Defense                                  4.7
   Electrical Products                                  4.6
   Restaurants                                          3.8
   Real Estate Investment Trusts                        3.3

Data as of January 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS OF SMALL COMPANIES THAT THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., BELIEVES ARE UNDERVALUED RELATIVE TO THE MARKETPLACE OR SIMILAR COMPANIES. COMPANIES WITHIN A CAPITALIZATION RANGE OF $100 MILLION TO $2 BILLION ARE CONSIDERED SMALL COMPANIES. THE FUND MAY INVEST IN FOREIGN SECURITIES (INCLUDING DEPOSITARY RECEIPTS) THAT ARE LISTED IN THE UNITED STATES ON A NATIONAL SECURITIES EXCHANGE.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES

OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JANUARY 31, 2007

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 10/29/96)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              SVFAX                     SVFBX                    SVFCX                    SVFDX
   1 YEAR                              18.79%(3)                 17.78%(3)                17.90%(3)                19.04%(3)
                                       12.55(4)                  13.56(4)                 17.06(4)                    --
   5 YEARS                             13.30(3)                  12.42(3)                 12.46(3)                 13.56(3)
                                       12.09(4)                  12.17(4)                 12.46(4)                    --
   10 YEARS                               --                     12.30(3)                    --                       --
                                          --                     12.30(4)                    --                       --
   SINCE INCEPTION                     12.09(3)                  12.62(3)                 11.27(3)                 12.34(3)
                                       11.45(4)                  12.62(4)                 11.27(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 2000(R) Value Index measures the performance of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Small-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Small-Cap Value Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/06 - 01/31/07.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             08/01/06 -
                                                                     08/01/06            01/31/07             01/31/07
                                                                   -------------       -------------       ---------------
CLASS A
Actual (16.51% return)......................................         $1,000.00           $1,165.10             $ 6.88
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.85             $ 6.41
CLASS B
Actual (16.01% return)......................................         $1,000.00           $1,160.10             $10.94
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,015.07             $10.21
CLASS C
Actual (16.06% return)......................................         $1,000.00           $1,160.60             $10.95
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,015.07             $10.21
CLASS D
Actual (16.64% return)......................................         $1,000.00           $1,166.40             $ 5.52
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.11             $ 5.14

------------------

 * Expenses are equal to the Fund's annualized expense ratios of 1.26%, 2.01%, 2.01% and 1.01% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2007 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (95.6%)
              Aerospace & Defense
              (4.7%)
   87,700     AAR Corp.*...............  $  2,612,583
  349,600     DRS Technologies,
               Inc. ...................    19,367,840
  214,000     Moog Inc. (Class A)*.....     8,343,860
                                         ------------
                                           30,324,283
                                         ------------
              Agricultural Commodities/
              Milling (1.2%)
  229,900     Corn Products
               International, Inc. ....     7,874,075
                                         ------------
              Air Freight/Couriers
              (1.1%)
   20,900     Forward Air Corp. .......       655,842
  207,000     Pacer International,
               Inc. ...................     6,450,120
                                         ------------
                                            7,105,962
                                         ------------
              Apparel/Footwear (0.7%)
  237,435     Maidenform Brands,
               Inc.*...................     4,753,449
                                         ------------
              Apparel/Footwear Retail
              (2.6%)
  223,500     Stage Stores, Inc. ......     7,172,115
  278,100     Tween Brands Inc.*.......     9,508,239
                                         ------------
                                           16,680,354
                                         ------------
              Broadcasting (1.1%)
  581,100     Sinclair Broadcast Group,
               Inc. (Class A)..........     6,839,547
                                         ------------
              Chemicals: Major
              Diversified (1.4%)
  449,113     Hercules Inc.*...........     8,807,106
                                         ------------
              Chemicals: Specialty
              (1.4%)
  155,800     Cytec Industries,
               Inc. ...................     9,070,676
                                         ------------
              Commercial Printing/
              Forms (2.8%)
  465,100     Cenveo Inc.*.............    10,874,038
  118,600     Consolidated Graphics,
               Inc.*...................     7,353,200
                                         ------------
                                           18,227,238
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Computer Peripherals
              (1.9%)
  539,900     Electronics for Imaging,
               Inc.*...................  $ 12,444,695
                                         ------------
              Construction Materials
              (0.6%)
  336,000     Dayton Superior Corp.*...     3,847,200
                                         ------------
              Consumer Sundries (0.9%)
  135,000     Central Garden & Pet
               Co.*....................     6,046,650
                                         ------------
              Containers/ Packaging
              (2.0%)
  221,142     Rock-Tenn Co. (Class
               A)......................     7,235,766
  121,100     Silgan Holdings, Inc. ...     5,671,113
                                         ------------
                                           12,906,879
                                         ------------
              Electric Utilities (1.8%)
  227,400     Avista Corp. ............     5,719,110
  197,750     PNM Resources Inc. ......     6,027,420
                                         ------------
                                           11,746,530
                                         ------------
              Electrical Products
              (4.6%)
  169,700     Acuity Brands, Inc. .....     9,844,297
  458,400     Belden CDT Inc. .........    19,825,800
                                         ------------
                                           29,670,097
                                         ------------
              Electronic Equipment/
              Instruments (1.3%)
  371,800     Paxar Corp.*.............     8,172,164
                                         ------------
              Engineering &
              Construction (0.9%)
  234,200     Stantec Inc. (Canada)*...     5,529,462
                                         ------------
              Finance/Rental/ Leasing
              (1.0%)
  245,823     TAL International Group,
               Inc. ...................     6,479,894
                                         ------------
              Financial Conglomerates
              (2.4%)
  486,100     Conseco Inc.*............     9,649,085
  116,200     National Financial
               Partners Corp. .........     5,705,420
                                         ------------
                                           15,354,505
                                         ------------

8
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2007 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Gas Distributors (1.4%)
   82,900     AGL Resources, Inc. .....  $  3,257,970
  208,800     UGI Corp. ...............     5,723,208
                                         ------------
                                            8,981,178
                                         ------------
              Home Furnishings (1.0%)
  182,500     Jarden Corp.*............     6,692,275
                                         ------------
              Industrial Machinery
              (3.3%)
   65,400     Actuant Corp. (Class
               A)......................     3,256,266
  226,765     CIRCOR International,
               Inc. ...................     8,183,949
  224,600     Watts Water Technologies,
               Inc. (Class A)..........     9,875,662
                                         ------------
                                           21,315,877
                                         ------------
              Information Technology
              Services (1.7%)
  489,900     Keane, Inc.*.............     5,962,083
  218,939     MTC Technologies,
               Inc.*...................     5,007,135
                                         ------------
                                           10,969,218
                                         ------------
              Insurance (0.6%)
  183,700     Employers Holdings,
               Inc.*...................     3,668,489
                                         ------------
              Medical Specialties
              (2.2%)
  129,140     Bio-Rad Laboratories,
               Inc. (Class A)*.........    11,111,206
   65,400     West Pharmaceutical
               Services, Inc. .........     3,173,862
                                         ------------
                                           14,285,068
                                         ------------
              Medical/Nursing Services
              (2.3%)
  526,050     Apria Healthcare Group,
               Inc.*...................    14,608,408
                                         ------------
              Metal Fabrications (0.7%)
  105,830     General Cable Corp.*.....     4,564,448
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Miscellaneous Commercial
              Services (8.9%)
  150,300     Brink's Co. (The)........  $  9,341,145
  253,400     FTI Consulting Inc.*.....     6,945,694
  323,700     Gartner, Inc.*...........     7,076,082
  210,258     Geo Group Inc. (The)*....     9,213,506
  262,500     Global Imaging Systems,
               Inc.*...................     5,053,125
  533,810     MAXIMUS, Inc. ...........    16,094,372
  127,300     Wright Express Corp.*....     3,929,751
                                         ------------
                                           57,653,675
                                         ------------
              Multi-Line Insurance
              (1.7%)
  457,100     Max Re Capital Ltd.
               (Bermuda)...............    10,970,400
                                         ------------
              Office Equipment/
              Supplies (3.3%)
  888,613     Acco Brands Corp.*.......    21,442,232
                                         ------------
              Oil & Gas Production
              (2.1%)
  229,500     Denbury Resources
               Inc.*...................     6,357,150
  202,980     St. Mary Land &
               Exploration Co. ........     7,305,250
                                         ------------
                                           13,662,400
                                         ------------
              Oilfield Services/
              Equipment (2.2%)
  188,670     Superior Energy Services,
               Inc.*...................     5,720,474
  136,990     Universal Compression
               Holdings, Inc.*.........     8,279,676
                                         ------------
                                           14,000,150
                                         ------------
              Other Transportation
              (1.5%)
  325,700     Laidlaw International
               Inc. ...................     9,676,547
                                         ------------
              Packaged Software (1.8%)
  756,688     MSC. Software Corp.*.....    11,880,002
                                         ------------
              Personnel Services (1.1%)
  332,442     Gevity HR, Inc. .........     7,336,995
                                         ------------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2007 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Pharmaceuticals: Other
              (2.4%)
  389,520     Perrigo Co. .............  $  6,730,906
  369,100     Sciele Pharma, Inc.*.....     8,766,125
                                         ------------
                                           15,497,031
                                         ------------
              Property - Casualty
              Insurers (2.9%)
  233,800     Platinum Underwriters
               Holdings Ltd.
               (Bermuda)...............     6,978,930
  471,986     United America Indemnity,
               Ltd. (Class A) (Cayman
               Islands)*...............    11,384,302
                                         ------------
                                           18,363,232
                                         ------------
              Real Estate Investment
              Trusts (3.3%)
  675,500     Anthracite Capital,
               Inc. ...................     9,234,085
  114,700     LaSalle Hotel
               Properties..............     5,460,867
  123,800     Parkway Properties,
               Inc. ...................     6,790,430
                                         ------------
                                           21,485,382
                                         ------------
              Regional Banks (3.1%)
   46,500     Alabama National
               BanCorporation..........     3,269,880
  158,000     Greater Bay Bancorp......     4,414,520
  163,172     Integra Bank Corp. ......     4,041,770
   93,600     Provident Bankshares
               Corp. ..................     3,317,184
  326,630     Provident New York
               Bancorp.................     4,758,999
                                         ------------
                                           19,802,353
                                         ------------
              Restaurants (3.8%)
  547,000     AFC Enterprises, Inc.*...     9,167,720
1,875,600     Denny's Corp.*...........    10,034,460
  172,900     Landry's Restaurants,
               Inc. ...................     5,178,355
                                         ------------
                                           24,380,535
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Savings Banks (1.9%)
  413,346     First Niagara Financial
               Group, Inc. ............  $  5,989,383
  160,804     MB Financial, Inc. ......     5,936,884
                                         ------------
                                           11,926,267
                                         ------------
              Semiconductors (0.8%)
  269,800     Microsemi Corp.*.........     4,910,360
                                         ------------
              Specialty Insurance
              (1.9%)
  116,500     NYMAGIC, Inc. ...........     4,745,045
  150,386     ProAssurance Corp.*......     7,638,105
                                         ------------
                                           12,383,150
                                         ------------
              Specialty Stores (1.7%)
   88,160     Guitar Center, Inc.*.....     4,033,320
  247,500     Lithia Motors Inc. (Class
               A)......................     7,113,150
                                         ------------
                                           11,146,470
                                         ------------
              Specialty
              Telecommunications (0.7%)
  305,086     Syniverse Holdings
               Inc.*...................     4,478,662
                                         ------------
              Telecommunication
              Equipment (1.6%)
   32,300     ADTRAN, Inc. ............       715,768
  615,500     Tekelec*.................     9,478,700
                                         ------------
                                           10,194,468
                                         ------------
              Textiles (1.3%)
  241,700     Albany International
               Corp. (Class A).........     8,203,298
                                         ------------
              Total Common Stocks
              (Cost $423,092,316)......   616,359,336
                                         ------------

10
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2007 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (4.3%)
              Repurchase Agreement
  $27,879     Joint repurchase
               agreement account 5.26%
               due 02/01/07 (dated
               01/31/07; proceeds
               $27,883,073) (a)
               (Cost $27,879,000)......  $ 27,879,000
                                         ------------

Total Investments
(Cost $450,971,316) (b).....    99.9%     644,238,336
Other Assets in Excess of
Liabilities.................     0.1          643,312
                               -----     ------------
Net Assets..................   100.0%    $644,881,648
                               =====     ============

---------------------

    ADR  American Depositary Receipt.
     *   Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $195,154,486 and the aggregate gross unrealized depreciation is $1,887,466, resulting in net unrealized appreciation of $193,267,020.

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
SUMMARY OF INVESTMENTS - JANUARY 31, 2007 (UNAUDITED)

                                               PERCENT OF
INDUSTRY                           VALUE       NET ASSETS
---------------------------------------------------------
Miscellaneous Commercial
 Services....................  $ 57,653,675        8.9%
Aerospace & Defense..........    30,324,283        4.7
Electrical Products..........    29,670,097        4.6
Repurchase Agreement.........    27,879,000        4.3
Restaurants..................    24,380,535        3.8
Real Estate Investment
 Trusts......................    21,485,382        3.3
Office Equipment/Supplies....    21,442,232        3.3
Industrial Machinery.........    21,315,877        3.3
Regional Banks...............    19,802,353        3.1
Property - Casualty
 Insurers....................    18,363,232        2.9
Commercial Printing/Forms....    18,227,238        2.8
Apparel/Footwear Retail......    16,680,354        2.6
Pharmaceuticals: Other.......    15,497,031        2.4
Financial Conglomerates......    15,354,505        2.4
Medical/Nursing Services.....    14,608,408        2.3
Medical Specialties..........    14,285,068        2.2
Oilfield
 Services/Equipment..........    14,000,150        2.2
Oil & Gas Production.........    13,662,400        2.1
Containers/Packaging.........    12,906,879        2.0
Computer Peripherals.........    12,444,695        1.9
Specialty Insurance..........    12,383,150        1.9
Savings Banks................    11,926,267        1.9
Packaged Software............    11,880,002        1.8
Electric Utilities...........    11,746,530        1.8
Specialty Stores.............    11,146,470        1.7

                                               PERCENT OF
INDUSTRY                           VALUE       NET ASSETS
---------------------------------------------------------
Multi-Line Insurance.........  $ 10,970,400        1.7%
Information Technology
 Services....................    10,969,218        1.7
Telecommunication
 Equipment...................    10,194,468        1.6
Other Transportation.........     9,676,547        1.5
Chemicals: Specialty.........     9,070,676        1.4
Gas Distributors.............     8,981,178        1.4
Chemicals: Major
 Diversified.................     8,807,106        1.4
Textiles.....................     8,203,298        1.3
Electronic
 Equipment/Instruments.......     8,172,164        1.3
Agricultural
 Commodities/Milling.........     7,874,075        1.2
Personnel Services...........     7,336,995        1.1
Air Freight/Couriers.........     7,105,962        1.1
Broadcasting.................     6,839,547        1.1
Home Furnishings.............     6,692,275        1.0
Finance/Rental/Leasing.......     6,479,894        1.0
Consumer Sundries............     6,046,650        0.9
Engineering & Construction...     5,529,462        0.9
Semiconductors...............     4,910,360        0.8
Apparel/Footwear.............     4,753,449        0.7
Metal Fabrications...........     4,564,448        0.7
Specialty
 Telecommunications..........     4,478,662        0.7
Construction Materials.......     3,847,200        0.6
Insurance....................     3,668,489        0.6
                               ------------       ----
                               $644,238,336       99.9%
                               ============       ====

12
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2007 (unaudited)

Assets:
Investments in securities, at value
 (cost $450,971,316)........................................  $644,238,336
Cash........................................................           431
Receivable for:
    Investments sold........................................     9,993,667
    Dividends...............................................       331,450
    Shares of beneficial interest sold......................       301,439
    Interest................................................         4,073
Prepaid expenses and other assets...........................        10,906
                                                              ------------
    Total Assets............................................   654,880,302
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     4,878,327
    Shares of beneficial interest redeemed..................     4,189,812
    Investment advisory fee.................................       387,085
    Distribution fee........................................       325,951
    Transfer agent fee......................................        75,568
    Administration fee......................................        46,609
Accrued expenses and other payables.........................        95,302
                                                              ------------
    Total Liabilities.......................................     9,998,654
                                                              ------------
    Net Assets..............................................  $644,881,648
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $419,478,359
Net unrealized appreciation.................................   193,267,020
Accumulated net investment loss.............................    (1,517,894)
Accumulated undistributed net realized gain.................    33,654,163
                                                              ------------
    Net Assets..............................................  $644,881,648
                                                              ============
Class A Shares:
Net Assets..................................................  $309,995,308
Shares Outstanding (unlimited authorized, $.01 par value)...    17,283,409
    Net Asset Value Per Share...............................        $17.94
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $18.93
                                                              ============
Class B Shares:
Net Assets..................................................  $243,378,968
Shares Outstanding (unlimited authorized, $.01 par value)...    15,207,867
    Net Asset Value Per Share...............................        $16.00
                                                              ============
Class C Shares:
Net Assets..................................................   $38,340,966
Shares Outstanding (unlimited authorized, $.01 par value)...     2,392,500
    Net Asset Value Per Share...............................        $16.03
                                                              ============
Class D Shares:
Net Assets..................................................   $53,166,406
Shares Outstanding (unlimited authorized, $.01 par value)...     2,865,901
    Net Asset Value Per Share...............................        $18.55
                                                              ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended January 31, 2007 (unaudited)

Net Investment Loss:
Income
Dividends...................................................  $ 3,035,653
Interest....................................................      510,962
                                                              -----------
    Total Income............................................    3,546,615
                                                              -----------
Expenses
Investment advisory fee.....................................    2,153,407
Distribution fee (Class A shares)...........................      376,866
Distribution fee (Class B shares)...........................    1,268,746
Distribution fee (Class C shares)...........................      188,074
Transfer agent fees and expenses............................      573,694
Administration fee..........................................      259,274
Shareholder reports and notices.............................      166,096
Professional fees...........................................       31,429
Registration fees...........................................       30,422
Custodian fees..............................................       22,437
Trustees' fees and expenses.................................        7,429
Other.......................................................       44,436
                                                              -----------
    Total Expenses..........................................    5,122,310

Less: expense offset........................................       (3,018)
                                                              -----------
    Net Expenses............................................    5,119,292
                                                              -----------
    Net Investment Loss.....................................   (1,572,677)
                                                              -----------
Net Realized and Unrealized Gain:
Net realized gain...........................................   55,850,794
Net change in unrealized appreciation.......................   43,049,138
                                                              -----------
    Net Gain................................................   98,899,932
                                                              -----------
Net Increase................................................  $97,327,255
                                                              ===========

14
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              JANUARY 31, 2007   JULY 31, 2006
                                                              ----------------   --------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................   $  (1,572,677)    $   (3,827,003)
Net realized gain...........................................      55,850,794        188,915,674
Net change in unrealized appreciation.......................      43,049,138       (141,722,410)
                                                               -------------     --------------
    Net Increase............................................      97,327,255         43,366,261
                                                               -------------     --------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................     (82,437,851)       (36,131,854)
Class B shares..............................................     (73,592,274)       (46,359,388)
Class C shares..............................................     (11,094,944)        (5,685,404)
Class D shares..............................................     (14,206,590)        (8,323,369)
                                                               -------------     --------------
    Total Distributions.....................................    (181,331,659)       (96,500,015)
                                                               -------------     --------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................     102,394,674       (393,210,673)
                                                               -------------     --------------
    Net Increase (Decrease).................................      18,390,270       (446,344,427)
Net Assets:
Beginning of period.........................................     626,491,378      1,072,835,805
                                                               -------------     --------------
End of Period
(Including accumulated net investment loss of $1,517,894 and accumulated undistributed investment income of $54,783,
respectively)...............................................   $ 644,881,648     $  626,491,378
                                                               =============     ==============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on June 21, 1996 and commenced operations on October 29, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2007 (UNAUDITED) continued

of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2007 (UNAUDITED) continued

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.62% to the portion of the daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

For the period November 18, 2005 through November 17, 2006, the Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.06% of the average daily net assets of the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2007 (UNAUDITED) continued

proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,864,804 at January 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $190, $192,836 and $1,102, respectively and received $75,484 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2007 aggregated $149,815,854 and $238,464,514, respectively. Included in the aforementioned are purchases and sales with other Morgan Stanley funds of $629,475 and $7,158,380, respectively, including net realized gains of $2,060,370.

For the six months ended January 31, 2007, the Fund had open receivables of $279,908 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor.

For the six months ended January 31, 2007, the Fund incurred brokerage commissions of $1,536 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2007 (UNAUDITED) continued

credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                 FOR THE YEAR
                                                          MONTHS ENDED                     ENDED
                                                        JANUARY 31, 2007               JULY 31, 2006
                                                    -------------------------   ---------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT        SHARES         AMOUNT
                                                    ----------   ------------   -----------   -------------
CLASS A SHARES
Sold..............................................     774,959   $ 15,781,514     1,308,267   $  27,474,516
Conversion from Class B...........................     509,734     10,426,295     2,016,470      41,055,466
Reinvestment of distributions.....................   4,372,137     77,299,377     1,786,668      34,661,351
Redeemed..........................................  (1,966,756)   (39,969,430)   (3,820,940)    (79,846,994)
                                                    ----------   ------------   -----------   -------------
Net increase - Class A............................   3,690,074     63,537,756     1,290,465      23,344,339
                                                    ----------   ------------   -----------   -------------
CLASS B SHARES
Sold..............................................     394,445      7,545,462       568,832      11,024,347
Conversion to Class A.............................    (560,250)   (10,426,295)   (2,172,414)    (41,055,466)
Reinvestment of distributions.....................   4,162,052     65,718,769     2,327,594      41,896,689
Redeemed..........................................  (1,878,891)   (35,468,525)   (4,444,991)    (86,763,860)
                                                    ----------   ------------   -----------   -------------
Net increase (decrease) - Class B.................   2,117,356     27,369,411    (3,720,979)    (74,898,290)
                                                    ----------   ------------   -----------   -------------
CLASS C SHARES
Sold..............................................     111,255      1,954,759       114,039       2,227,793
Reinvestment of distributions.....................     619,390      9,792,559       287,869       5,187,393
Redeemed..........................................    (222,686)    (4,195,283)     (537,230)    (10,512,921)
                                                    ----------   ------------   -----------   -------------
Net increase (decrease) - Class C.................     507,959      7,552,035      (135,322)     (3,097,735)
                                                    ----------   ------------   -----------   -------------
CLASS D SHARES
Sold..............................................      72,992      1,500,282       437,214       9,359,161
Reinvestment of distributions.....................     665,323     12,162,086       348,458       6,913,399
Redeemed..........................................    (446,061)    (9,726,896)  (16,025,095)   (354,831,547)
                                                    ----------   ------------   -----------   -------------
Net increase (decrease) - Class D.................     292,254      3,935,472   (15,239,423)   (338,558,987)
                                                    ----------   ------------   -----------   -------------
Net increase (decrease) in Fund...................   6,607,643   $102,394,674   (17,805,259)  $(393,210,673)
                                                    ==========   ============   ===========   =============

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2007 (UNAUDITED) continued

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

8. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                            FOR THE YEAR ENDED JULY 31
                                             MONTHS ENDED        ----------------------------------------------------------------
                                           JANUARY 31, 2007        2006           2005           2004           2003       2002
                                           ----------------      ---------      ---------      ---------      --------   --------
                                             (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.....        $20.84          $  22.28       $  18.24       $  15.51       $ 13.56    $ 15.67
                                                 ------          --------       --------       --------       -------    -------

Income (loss) from investment operations:
    Net investment income (loss)++.......         (0.02)            (0.04)          0.04          (0.04)        (0.02)      0.01
    Net realized and unrealized gain
    (loss)...............................          3.37              1.70           4.55           2.77          1.97      (1.76)
                                                 ------          --------       --------       --------       -------    -------

Total income (loss) from investment
 operations..............................          3.35              1.66           4.59           2.73          1.95      (1.75)
                                                 ------          --------       --------       --------       -------    -------

Less dividends and distributions from:
    Net investment income................            --                --             --             --            --      (0.06)
    Net realized gain....................         (6.25)            (3.10)         (0.55)            --            --      (0.30)
                                                 ------          --------       --------       --------       -------    -------

Total dividends and distributions........         (6.25)            (3.10)         (0.55)            --            --      (0.36)
                                                 ------          --------       --------       --------       -------    -------

Net asset value, end of period...........        $17.94          $  20.84       $  22.28       $  18.24       $ 15.51    $ 13.56
                                                 ======          ========       ========       ========       =======    =======

Total Return+............................         16.51 %(1)         8.50%         25.45%         17.60%        14.38%    (11.43)%

Ratios to Average Net Assets(3):
Expenses (before expense offset).........          1.26 %(2)         1.28%          1.27%          1.23%         1.25%      1.19%

Net investment income (loss).............         (0.17)%(2)        (0.22)%         0.14%         (0.23)%       (0.11)%     0.12%

Supplemental Data:
Net assets, end of period, in
 thousands...............................      $309,995          $283,281       $274,050       $114,636       $71,088    $56,064

Portfolio turnover rate..................            24 %(1)           28%            41%            44%           47%        72%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

22
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                        FOR THE SIX                              FOR THE YEAR ENDED JULY 31
                                        MONTHS ENDED        ---------------------------------------------------------------------
                                      JANUARY 31, 2007        2006           2005           2004           2003           2002
                                      ----------------      ---------      ---------      ---------      ---------      ---------
                                        (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of
 period.............................        $19.25            $20.95         $17.31         $14.84         $13.08         $15.18
                                            ------            ------         ------         ------         ------         ------

Income (loss) from investment
 operations:
    Net investment loss++...........         (0.09)            (0.19)         (0.11)         (0.17)         (0.11)         (0.09)
    Net realized and unrealized gain
    (loss)..........................          3.09              1.59           4.30           2.64           1.87          (1.71)
                                            ------            ------         ------         ------         ------         ------

Total income (loss) from investment
 operations.........................          3.00              1.40           4.19           2.47           1.76          (1.80)
                                            ------            ------         ------         ------         ------         ------

Less distributions from net realized
 gain...............................         (6.25)            (3.10)         (0.55)            --             --          (0.30)
                                            ------            ------         ------         ------         ------         ------

Net asset value, end of period......        $16.00            $19.25         $20.95         $17.31         $14.84         $13.08
                                            ======            ======         ======         ======         ======         ======

Total Return+.......................         16.01 %(1)         7.68%         24.55%         16.64%         13.46%        (12.08)%

Ratios to Average Net Assets(3):
Expenses (before expense offset)....          2.01 %(2)         2.03%          2.04%          2.00%          2.04%          1.95%

Net investment loss.................         (0.92)%(2)        (0.97)%        (0.63)%        (1.00)%        (0.90)%        (0.64)%

Supplemental Data:
Net assets, end of period, in
 thousands..........................      $243,379          $251,970       $352,265       $518,426       $500,124       $587,241

Portfolio turnover rate.............            24 %(1)           28%            41%            44%            47%            72%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              23
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX                   FOR THE YEAR ENDED JULY 31
                                                  MONTHS ENDED     ----------------------------------------------------
                                                JANUARY 31, 2007     2006       2005       2004       2003       2002
                                                ----------------   --------   --------   --------   --------   --------
                                                  (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period..........       $19.27         $20.97     $17.30     $14.84     $13.08     $15.20
                                                     ------         ------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment loss++.....................        (0.09)         (0.19)     (0.10)     (0.17)     (0.12)     (0.10)
    Net realized and unrealized gain (loss)...         3.10           1.59       4.32       2.63       1.88      (1.69)
                                                     ------         ------     ------     ------     ------     ------

Total income (loss) from investment
 operations...................................         3.01           1.40       4.22       2.46       1.76      (1.79)
                                                     ------         ------     ------     ------     ------     ------

Less dividends and distributions from:
    Net investment income.....................           --             --         --         --         --      (0.03)
    Net realized gain.........................        (6.25)         (3.10)     (0.55)        --         --      (0.30)
                                                     ------         ------     ------     ------     ------     ------

Total dividends and distributions.............        (6.25)         (3.10)     (0.55)        --         --      (0.33)
                                                     ------         ------     ------     ------     ------     ------

Net asset value, end of period................       $16.03         $19.27     $20.97     $17.30     $14.84     $13.08
                                                     ======         ======     ======     ======     ======     ======

Total Return+.................................        16.06 %(1)      7.72%     24.61%     16.64%     13.46%    (12.03)%

Ratios to Average Net Assets(3):
Expenses (before expense offset)..............         2.01 %(2)      2.02%      1.93%      2.00%      2.04%      1.95%

Net investment loss...........................        (0.92)%(2)     (0.96)%    (0.52)%    (1.00)%    (0.90)%    (0.64)%

Supplemental Data:
Net assets, end of period, in thousands.......      $38,341        $36,311    $42,352    $42,662    $37,454    $41,147

Portfolio turnover rate.......................           24 %(1)        28%        41%        44%        47%        72%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

24
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                             FOR THE SIX                     FOR THE YEAR ENDED JULY 31
                                             MONTHS ENDED     --------------------------------------------------------
                                           JANUARY 31, 2007     2006       2005        2004        2003        2002
                                           ----------------   --------   ---------   ---------   ---------   ---------
                                             (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.....       $21.34         $22.69      $18.52      $15.72      $13.72      $15.81
                                                ------         ------      ------      ------      ------      ------

Income (loss) from investment operations:
    Net investment income++..............         0.01           0.00        0.08        0.00        0.01        0.05
    Net realized and unrealized gain
    (loss)...............................         3.45           1.75        4.64        2.80        1.99       (1.77)
                                                ------         ------      ------      ------      ------      ------

Total income (loss) from investment
 operations..............................         3.46           1.75        4.72        2.80        2.00       (1.72)
                                                ------         ------      ------      ------      ------      ------

Less dividends and distributions from:
    Net investment income................           --             --          --          --          --       (0.07)
    Net realized gain....................        (6.25)         (3.10)      (0.55)         --          --       (0.30)
                                                ------         ------      ------      ------      ------      ------

Total dividends and distributions........        (6.25)         (3.10)      (0.55)         --          --       (0.37)
                                                ------         ------      ------      ------      ------      ------

Net asset value, end of period...........       $18.55         $21.34      $22.69      $18.52      $15.72      $13.72
                                                ======         ======      ======      ======      ======      ======

Total Return+............................        16.64%(1)       8.76%      25.77%      17.81%      14.58%     (11.20)%

Ratios to Average Net Assets(3):

Expenses (before expense offset).........         1.01%(2)       1.03%       1.04%       1.00%       1.04%       0.95%

Net investment income....................         0.08%(2)       0.03%       0.37%       0.00%       0.10%       0.36%

Supplemental Data:
Net assets, end of period, in
 thousands...............................      $53,166        $54,930    $404,168    $306,722    $130,693    $103,561

Portfolio turnover rate..................           24%(1)         28%         41%         44%         47%         72%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              25
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meeting was held on August 1, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

                                                                 FOR       WITHHOLD   ABSTAIN   BNV*
                                                              --------------------------------------
Frank L. Bowman.............................................  16,278,930   370,296       0       0
Kathleen A. Dennis..........................................  16,291,246   357,980       0       0
James F. Higgins............................................  16,285,026   364,200       0       0
Joseph J. Kearns............................................  16,282,848   366,378       0       0
Michael F. Klein............................................  16,276,622   372,604       0       0
W. Allen Reed...............................................  16,276,587   372,639       0       0
Fergus Reid.................................................  16,270,441   378,785       0       0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Elimination of certain fundamental investment restrictions:

                                                                 FOR       AGAINST   ABSTAIN     BNV*
                                                              ------------------------------------------
Elimination of the fundamental policy restricting the Fund's
  ability to pledge assets..................................  14,288,352   405,580   291,595   1,663,699
Elimination of the fundamental policy restricting purchases
  of securities on margin...................................  14,235,934   461,042   288,551   1,663,699
Elimination of the fundamental policy prohibiting
  investments in oil, gas, and other types of minerals or
  mineral leases............................................  14,306,876   380,277   298,374   1,663,699
Elimination of the fundamental policy prohibiting or
  restricting the purchase of securities of issuers in which
  Trustees or Officers have an interest.....................  14,262,460   434,722   288,345   1,663,699
Elimination of the fundamental policy prohibiting
  investments for purposes of exercising control............  14,289,688   395,036   300,803   1,663,699
Elimination of the fundamental policy regarding investments
  in unseasoned companies...................................  14,247,371   443,645   294,511   1,663,699

(3) Modify certain fundamental investment restrictions:

                                                                 FOR       AGAINST   ABSTAIN     BNV*
                                                              ------------------------------------------
Modify fundamental policy regarding diversification.........  14,355,755   357,973   271,799   1,663,699
Modify fundamental policy regarding borrowing money.........  14,233,054   473,293   279,180   1,663,699
Modify fundamental policy regarding loans...................  14,258,810   449,040   277,677   1,663,699
Modify fundamental policy regarding investment in
  commodities, commodity contracts and futures contracts....  14,265,290   437,445   282,792   1,663,699
Modify fundamental policy regarding issuance of senior
  securities................................................  14,305,418   377,027   303,082   1,663,699

Morgan Stanley Special Value Fund
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED) continued

(4) Reclassify certain fundamental policies as non-fundamental policies:

                                                                 FOR       AGAINST   ABSTAIN     BNV*
                                                              ------------------------------------------
Reclassification as non-fundamental the fundamental policy
  regarding the short sale of securities....................  14,238,649   458,512   288,366   1,663,699
Reclassification as non-fundamental the fundamental policy
  prohibiting investments in other investment companies.....  14,306,360   390,367   288,800   1,663,699

---------------------
* Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Special Value Fund

Semiannual Report
January 31, 2007

[MORGAN STANLEY LOGO]

SVFSAR RA07-00257P-Y01/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Value Fund


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007


/s/ Francis Smith
------------------------------------
Francis Smith
Principal Financial Officer
March 22, 2007


                                        3